MD&A - UBS shares (Narrative) (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2021
Disclosure of Shares [Line Items]
Par value of shares			$ 0.10
Equity attributable to shareholders	$ 85,624		$ 85,079
Shares issued	3,462,087,722	3,524,635,722	3,462,087,722	3,702,422,995
Shares canceled	(62,548,000)	(177,787,273)